Financial risk management, objectives and policies, Nordea Credit Facility (Details) - USD ($) $ in Thousands				1 Months Ended		3 Months Ended			12 Months Ended
	Sep. 30, 2022	Aug. 31, 2022	Jun. 30, 2022	Apr. 30, 2025	Jun. 30, 2021	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	May 31, 2021
Credit Facility [Abstract]
Borrowing amount								$ 409,424	$ 428,744		$ 409,424
DHT Edelweiss [Member]
Credit Facility [Abstract]
Combined selling price of VLCC		$ 37,000
Repayments of borrowings		12,200
DHT Scandinavia [Member]
Credit Facility [Abstract]
Combined selling price of VLCC								43,400			43,400
Repayments of borrowings									0
DHT Lotus and DHT Peony [Member]
Credit Facility [Abstract]
Combined selling price of VLCC				$ 103,000
Old Nordea Credit Facility [Member]
Credit Facility [Abstract]
Repayments of borrowings					$ 175,900
Nordea Credit Facility [Member]
Credit Facility [Abstract]
Borrowing amount								$ 91,735	59,029		91,735				$ 316,200
Amount subject to quarterly reductions through term of facility															60,000
Drawdown					$ 233,800				120,000
Repayments of borrowings									$ 64,000
Maturity date									Jan. 31, 2027
Sale and cancelled RCF tranche		$ 2,400									$ 15,000
Debt prepayment before installment term	$ 50,000		$ 23,100			$ 22,100	$ 40,900
Credit facility covenant, required adjusted tangible net worth									$ 300,000
Nordea Credit Facility [Member] | Bottom of Range [Member]
Credit Facility [Abstract]
Credit facility covenant, required percentage of charter-free market value of vessels to borrowings									135.00%
Credit facility covenant, required percentage of adjusted tangible net worth to total assets									25.00%
Credit facility covenant, required unencumbered consolidated cash									$ 30,000
Credit facility covenant, required percentage of unencumbered consolidated cash to gross interest bearing debt									6.00%
Nordea Credit Facility [Member] | First Quarter of 2027 [Member]
Credit Facility [Abstract]
Drawdown									$ 56,000
Debt repayment final installment									3,700
Debt prepayment before installment term												$ 23,700	$ 23,700
Uncommitted accordion									$ 250,000
Nordea Credit Facility [Member] | LIBOR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis					1.90%
Nordea Credit Facility [Member] | SOFR + CAS [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis									1.90%	[1]				1.90%
Nordea Credit Facility [Member] | DHT Lotus and DHT Peony [Member]
Credit Facility [Abstract]
Combined selling price of VLCC				103,000
Repayments of borrowings				$ 11,400
Sale and cancelled RCF tranche									$ 20,000
Term Loan [Member]
Credit Facility [Abstract]
Borrowing amount															119,800
Revolving Credit Facility [Member]
Credit Facility [Abstract]
Borrowing amount															$ 196,400

[1]	Credit Adjustment Spread (CAS) of 0.26%.